Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales	$ 2,609,659	$ 3,017,328
Cost of goods sold	1,276,721	1,598,985
Gross profit	1,332,938	1,418,343
Selling, general and administrative expenses	809,309	1,043,120
Income from operations	523,629	375,223
Other income (expense)
Interest income		6
Interest expense	7,500	17,628
Total non-operating income (expense)	(7,500)	(17,622)
Income before provision for income taxes	516,129	357,601
Provision for income taxes	24,653
Net income	$ 491,476	$ 357,601
Weighted average shares outstanding - basic and diluted	98,372	98,372
Earnings per shares - basic and diluted	$ 5.00	$ 3.64